Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Sabine Pass LNG, L.P.
Entity Central Index Key	0001379714
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Amendment Flag	false